Exhibit 99.13

This draft is furnished solely for the purpose of indicating the form of agreed upon procedures report (AUP report) that we would expect to be able to furnish the Specified Parties in response to their request to perform agreed-upon procedures on the transaction, the matters to be covered in the AUP report, and the nature of the procedures performed with respect to such matters. Based on our discussions with the Specified Parties, it is our understanding that the procedures outlined in this draft AUP report are those they wish us to perform. Unless the Specified Parties inform us otherwise, we shall assume that there are no additional procedures they wish us to perform.

Independent Accountants’ Agreed-Upon Procedures Report

Onslow Bay Financial LLC (the “Company”)
BofA Securities, Inc. (the “Initial Purchaser”)
(together, the “Specified Parties”)

Re: OBX 2024-HYB2 Trust – Data File Procedures

We have performed the procedures described below on the specified attributes of the Loans in the Data File (as defined below), which we were informed are intended to be included as collateral in the offering by OBX 2024-HYB2 Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
●	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
●	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Loan File” means the following information sources provided by the Company or Initial Purchaser on behalf of the Company for each Sample Loan (defined below) as applicable: Promissory Note, Uniform Residential Loan Application (URLA), Final Closing Disclosure, Occupancy Statement, Appraisal Report, Purchase Agreement, Addendum to Purchase Agreement, Uniform Underwriting and Transmittal Summary, ARM Disclosure, Modification Document, HUD-1, Subordinate Lien Note, Deferment Agreement, Credit Report, Active PMI Loans Schedule and/or Current P&I Schedule. We make no representation regarding the validity or accuracy of these documents or the execution of the applicable documents by the borrower.
●	The term “Initial Data File” means an electronic data file (“OBX 2024-HYB2 ASF Tape 20240213“) provided by the Initial Purchaser on February 13, 2024, on behalf of the Company, containing certain information on 888 mortgage loans (“Loans”) as of February 1, 2024.
●	The term “Final Data File” means an electronic data file (“OBX 2024-HYB2 ASF Tape 20240223“) provided by the Initial Purchaser on February 23, 2024, on behalf of the Company, containing certain information on 884 Loans as of February 1, 2024, (together with the Initial Data File, the “Data File”).

●	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.
●	The term “Provided Information” means the Loan File and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 91 Loans from the Initial Data File (the “Selected Loans”). We were also provided a list of 49 Loans (the “Specified Loans”) by the Initial Purchaser, on behalf of the Company. A listing of the Selected Loans and Specified Loans (together the “Sample Loans”) is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Initial Data File.
B.	For each Sample Loan, we compared or recomputed the specified attributes in the Initial Data File listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Initial Data File to the Loan File for each of the specified attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority.

We found such information to be in agreement except as listed in Exhibit B.

Specified Attribute	Loan File / Instructions
Seller Loan Number	Provided by the Company
Original Term to Maturity	URLA
Original Amortization Term	URLA, Promissory Note
Original Loan Amount	Promissory Note
Original Interest Rate	Promissory Note
Current Payment Amount Due

Modification Document, Promissory Note

Use the Current P&I Schedule for the following Sample Loans:

OBX2024HYB2077

OBX2024HYB2242

OBX2024HYB2097

OBX2024HYB2036

OBX2024HYB2111

OBX2024HYB2136

OBX2024HYB2157

OBX2024HYB2350

OBX2024HYB2389

OBX2024HYB2126

OBX2024HYB2060

OBX2024HYB2081

OBX2024HYB2082

OBX2024HYB2086

OBX2024HYB2258

First Payment Date of Loan	Promissory Note

Specified Attribute	Loan File / Instructions
State	Promissory Note
City	Promissory Note
Postal Code	Promissory Note
Prepayment Penalty Total Term	Promissory Note
Occupancy	URLA, Occupancy Statement
Property Type

Appraisal Report

Do not perform any procedure on the portion of the attribute related to whether the Property Type is attached or detached for the following Sample Loans:

OBX2024HYB2599

OBX2024HYB2855

Consider property types of “dPUD (PUD with “de minimus” monthly HOA dues" and “PUD (Only for use with Single-Family Detached Homes with PUD riders)” to be “PUD.”

Original Appraised Property Value	Appraisal Report
Sales Price

Final Closing Disclosure, Appraisal Report, Uniform Underwriting and Transmittal Summary, Purchase Agreement, Addendum to Purchase Agreement

Use the HUD-1 for the following Sample Loans:

OBX2024HYB2028

OBX2024HYB2084

OBX2024HYB2007

OBX2024HYB2014

OBX2024HYB2047

OBX2024HYB2056

OBX2024HYB2060

OBX2024HYB2063

OBX2024HYB2081

OBX2024HYB2082

OBX2024HYB2086

OBX2024HYB2736

OBX2024HYB2735

Loan Purpose	URLA, Final Closing Disclosure, Uniform Underwriting and Transmittal Summary

Specified Attribute	Loan File / Instructions
Do not perform any procedure on the portion of the attribute related to the Loan Purpose initiation, purpose of cash out or if the loan is for a first time home purchase.
Junior Mortgage Balance	Uniform Underwriting and Transmittal Summary, Title Report Use Credit Report for the following Sample Loans: OBX2024HYB2771 OBX2024HYB2086
Original LTV	Recompute by dividing (i) Original Loan Amount, by (ii) the Sales Price if purchase or the Original Appraised Property Value if not a purchase
Original CLTV	Recompute by dividing (i) the sum of (a) Original Loan Amount and (b) Junior Mortgage Balance (if applicable), by (ii) the Sales Price if purchase or the Original Appraised Property Value if not a purchase
Gross Margin	Modification Document, Promissory Note
Initial Fixed Rate Period	Modification Document, ARM Disclosure, Promissory Note
Subsequent Interest Rate Reset Period	Modification Document, ARM Disclosure, Promissory Note
Index Type	Modification Document, ARM Disclosure, Promissory Note
Lifetime Maximum Rate (Ceiling)	Modification Document, ARM Disclosure, Promissory Note
Lifetime Minimum Rate (Floor)	Modification Document, ARM Disclosure, Promissory Note The Lifetime Minimum Rate (Floor) is equal to the Gross Margin if not present in the Loan File.
Total Deferred Amount	Deferment Agreement Provided by the Company for the following Sample Loans: OBX2024HYB2014 OBX2024HYB2251
Active MI Flag	Provided by the Company

Specified Attribute	Loan File / Instructions
Use the Active PMI Loans Schedule for Sample Loans that are not “N” in the Initial Data File.
Borrower Retention Date	Provided by the Company Use the Modification Document for Sample Loans that are not “0” in the Initial Data File
Borrower Retention Coupon	Provided by the Company Use the Modification Document for Sample Loans that are not “0” in the Initial Data File
Borrower Retention Term	Provided by the Company Use the Modification Document for Sample Loans that are not “0” in the Initial Data File

C.	For each Sample Loan, we recomputed the Maturity Date using the First Payment Date of the Loan and the Original Term to Maturity included in the Initial Data File. We compared the results of our recomputation to the corresponding month and year in the Promissory Note.
D.	For each Sample Loan listed in Exhibit B and listed in the Final Data File, we compared the specified attributes in the Final Data File to the corresponding Loan File Value shown in Exhibit B.

E.	For each Sample Loan not listed in Exhibit B and listed in the Final Data File, we compared the specified attribute in the Final Data File to the specified attribute in the Initial Data File.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the nature of issued securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

New York, New York

February 28, 2024

Exhibit A

Sample Loan #(1)	Unique Identifier(2)	Sample Loan #(1)	Unique Identifier(2)	Sample Loan #(1)	Unique Identifier(2)	Sample Loan #(1)	Unique Identifier(2)
1	OBX2024HYB2414	36	OBX2024HYB2441	71	OBX2024HYB2832	106	OBX2024HYB2244
2	OBX2024HYB2324	37	OBX2024HYB2591	72	OBX2024HYB2891	107	OBX2024HYB2251
3	OBX2024HYB2458	38	OBX2024HYB2598	73	OBX2024HYB2239	108	OBX2024HYB2258
4	OBX2024HYB2156	39	OBX2024HYB2477	74	OBX2024HYB2683	109	OBX2024HYB2266
5	OBX2024HYB2779	40	OBX2024HYB2517	75	OBX2024HYB2036	110	OBX2024HYB2331
6	OBX2024HYB2521	41	OBX2024HYB2874	76	OBX2024HYB2704	111	OBX2024HYB2338
7	OBX2024HYB2360	42	OBX2024HYB2809	77	OBX2024HYB2421	112	OBX2024HYB2350
8	OBX2024HYB2396	43	OBX2024HYB2274	78	OBX2024HYB2717	113	OBX2024HYB2389
9	OBX2024HYB2343	44	OBX2024HYB2281	79	OBX2024HYB2084	114	OBX2024HYB2423
10	OBX2024HYB2371	45	OBX2024HYB2288	80	OBX2024HYB2415	115	OBX2024HYB2433
11	OBX2024HYB2627	46	OBX2024HYB2563	81	OBX2024HYB2419	116	OBX2024HYB2462
12	OBX2024HYB2436	47	OBX2024HYB2817	82	OBX2024HYB2828	117	OBX2024HYB2510
13	OBX2024HYB2843	48	OBX2024HYB2691	83	OBX2024HYB2793	118	OBX2024HYB2558
14	OBX2024HYB2041	49	OBX2024HYB2599	84	OBX2024HYB2655	119	OBX2024HYB2634
15	OBX2024HYB2820	50	OBX2024HYB2662	85	OBX2024HYB2232	120	OBX2024HYB2644
16	OBX2024HYB2169	51	OBX2024HYB2769	86	OBX2024HYB2472	121	OBX2024HYB2653
17	OBX2024HYB2821	52	OBX2024HYB2126	87	OBX2024HYB2387	122	OBX2024HYB2661
18	OBX2024HYB2614	53	OBX2024HYB2855	88	OBX2024HYB2760	123	OBX2024HYB2666
19	OBX2024HYB2077	54	OBX2024HYB2028	89	OBX2024HYB2840	124	OBX2024HYB2671
20	OBX2024HYB2188	55	OBX2024HYB2178	90	OBX2024HYB2761	125	OBX2024HYB2673
21	OBX2024HYB2469	56	OBX2024HYB2242	91	OBX2024HYB2531	126	OBX2024HYB2681
22	OBX2024HYB2312	57	OBX2024HYB2369	92	OBX2024HYB2007	127	OBX2024HYB2684
23	OBX2024HYB2134	58	OBX2024HYB2230	93	OBX2024HYB2014	128	OBX2024HYB2693
24	OBX2024HYB2572	59	OBX2024HYB2787	94	OBX2024HYB2047	129	OBX2024HYB2700
25	OBX2024HYB2173	60	OBX2024HYB2829	95	OBX2024HYB2056	130	OBX2024HYB2713
26	OBX2024HYB2186	61	OBX2024HYB2336	96	OBX2024HYB2060	131	OBX2024HYB2726
27	OBX2024HYB2380	62	OBX2024HYB2881	97	OBX2024HYB2063	132	OBX2024HYB2736
28	OBX2024HYB2735	63	OBX2024HYB2806	98	OBX2024HYB2081	133	OBX2024HYB2771
29	OBX2024HYB2799	64	OBX2024HYB2526	99	OBX2024HYB2082	134	OBX2024HYB2808
30	OBX2024HYB2180	65	OBX2024HYB2052	100	OBX2024HYB2086	135	OBX2024HYB2836
31	OBX2024HYB2706	66	OBX2024HYB2827	101	OBX2024HYB2111	136	OBX2024HYB2844
32	OBX2024HYB2373	67	OBX2024HYB2356	102	OBX2024HYB2136	137	OBX2024HYB2865
33	OBX2024HYB2382	68	OBX2024HYB2097	103	OBX2024HYB2157	138	OBX2024HYB2870
34	OBX2024HYB2859	69	OBX2024HYB2583	104	OBX2024HYB2164	139	OBX2024HYB2892
35	OBX2024HYB2648	70	OBX2024HYB2541	105	OBX2024HYB2236	140	OBX2024HYB2896

(1) Sample Loans #1 through #91 are the Selected Loans. Sample Loans #92 through #140 are the Specified Loans.

(2) The Company has assigned a unique 14-digit unique identifier to each Loan in the Data File. The unique identifiers referred to in this Exhibit are not the customer account numbers.

A-1

Exhibit B

Sample Loan #	Specified Attribute	Initial Data File Value	Loan File Value
27	Property Type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)
9	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out
20	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out
61	Loan Purpose	Cash Out: Other/Multi- purpose/Unknown purpose	Limited Cash-Out
64	Loan Purpose	Cash Out: Other/Multi- purpose/Unknown purpose	Limited Cash-Out
73	Loan Purpose	Cash Out: Other/Multi- purpose/Unknown purpose	Limited Cash-Out
117	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out
22	Junior Mortgage Balance	<redacted>	<redacted>
67	Active MI Flag	Y	N
75	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
99	Loan Purpose	Rate/Term Refinance -- Borrower initiated	Limited Cash-Out
100	Junior Mortgage Balance	<redacted>	<redacted>
133	Junior Mortgage Balance	<redacted>	<redacted>
52	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
54	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
92	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
93	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
94	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
96	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
97	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
98	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
99	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
100	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
19	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
28	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
68	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
101	Lifetime Minimum Rate (Floor)	<redacted>	<redacted>
19	Current Payment Amount Due	<redacted>	<redacted>
103	Current Payment Amount Due	<redacted>	<redacted>
98	Current Payment Amount Due	<redacted>	<redacted>
22	Original CLTV	0.850	0.815
133	Original CLTV	0.800	0.874

B-1